Product Returns Liability (Tables)	3 Months Ended
Mar. 31, 2015
Guarantees [Abstract]
Changes in Holdings' Product Returns Accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Three Months Ended March 31,
	2015	2014
Beginning of period	$37.6	$42.0
Expenditures	(8.2)	(10.5)
Provisions, net	6.7	12.6

End of period	$36.1	$44.1